Quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Summary of quarterly financial information
Summarized quarterly financial information for 2020 and 2019 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(dollars in thousands)
2020
Operating revenues	$341,674	$330,944	$366,239	$338,761
Operating margin	62,515	65,532	47,862	41,800
Net margin	23,204	26,162	8,471	(1,942)
2019
Operating revenues	$356,600	$358,860	$382,623	$332,209
Operating margin	66,032	51,712	59,209	40,256
Net margin	23,596	9,383	18,286	3,196